United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 08/31/14

Item 1. Schedule of Investments

Federated Capital Income Fund
Portfolio of Investments
August 31, 2014 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—34.3%
	Consumer Discretionary—2.7%
635,964	Corus Entertainment, Inc., Class B	$14,300,855
77,300	Garmin Ltd.	4,199,709
104,471	Kohl's Corp.	6,141,850
922,403	Regal Entertainment Group	19,416,583
347,549	Six Flags Entertainment Corp.	12,678,588
116,669	Starwood Hotels & Resorts	9,863,197
	TOTAL	66,600,782
	Consumer Staples—2.7%
315,410	Altria Group, Inc.	13,587,863
95,194	Kraft Foods Group, Inc.	5,606,927
291,765	Lorillard, Inc.	17,418,370
166,478	Philip Morris International, Inc.	14,247,187
267,510	Reynolds American, Inc.	15,641,310
	TOTAL	66,501,657
	Energy—9.9%
385,287	ARC Resources Ltd.	11,137,285
291,706	BP PLC, ADR	13,955,215
491,953	Baytex Energy Corp.	21,998,303
1,220,835	Bonavista Energy Corp.	16,640,094
123,380	ConocoPhillips	10,020,924
531,166	Crescent Point Energy Corp.	21,983,326
184,028	Diamond Offshore Drilling, Inc.	8,086,190
317,433	ENI S.p.A, ADR	15,827,209
232,980	Enerplus Corp.	5,339,902
474,130	HollyFrontier Corp.	23,720,724
67,117	Kinder Morgan, Inc.	2,702,130
1,349,590	Pengrowth Energy Corp.	8,601,728
295,185	Royal Dutch Shell PLC	23,901,130
246,701	Seadrill Ltd.	9,189,612
557,453	Ship Finance International Ltd.	11,031,995
396,755	Total SA, ADR	26,169,960
253,120	Transocean Ltd.	9,783,088
94,585	Vermilion Energy, Inc.	6,152,853
	TOTAL	246,241,668
	Financials—3.6%
695,478	Ares Capital Corp.	11,927,448
252,169	Bank of Montreal	19,406,926
766,060	Hospitality Properties Trust	22,545,146
105,639	Mercury General Corp.	5,411,886
490,639	Old Republic International Corp.	7,531,309
121,222	Royal Bank of Canada, Montreal	9,003,158
330,435	Sun Life Financial Services of Canada	12,288,877
	TOTAL	88,114,750
	Health Care—4.9%
128,637	AbbVie, Inc.	7,111,054

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Health Care—continued
152,698	AstraZeneca Group PLC, ADR	$11,606,575
809,619	GlaxoSmithKline PLC, ADR	39,752,293
171,743	Lilly (Eli) & Co.	10,915,985
322,963	Merck & Co., Inc.	19,413,306
1,230,013	PDL BioPharma, Inc.	12,410,831
720,246	Pfizer, Inc.	21,168,030
	TOTAL	122,378,074
	Industrials—1.7%
170,550	BAE Systems PLC, ADR	5,032,930
1,299,556	Donnelley (R.R.) & Sons Co.	22,963,155
77,551	Lockheed Martin Corp.	13,493,874
	TOTAL	41,489,959
	Information Technology—2.4%
157,257	CA, Inc.	4,440,938
171,137	Cisco Systems, Inc.	4,276,714
171,552	Intel Corp.	5,990,596
61,311	KLA-Tencor Corp.	4,685,386
100,706	Lexmark International, Inc.	5,091,695
249,570	Microsoft Corp.	11,337,965
233,222	Seagate Technology	14,595,033
350,912	Symantec Corp.	8,520,143
	TOTAL	58,938,470
	Materials—2.5%
254,554	Freeport-McMoRan, Inc.	9,258,129
161,970	LyondellBasell Industries NV - Class - A	18,521,269
613,531	Scotts Co.	35,419,145
	TOTAL	63,198,543
	Telecommunication Services—2.0%
160,362	AT&T, Inc.	5,606,256
301,261	BCE, Inc.	13,562,770
148,119	CenturyLink, Inc.	6,071,398
234,964	Consolidated Communications Holdings, Inc.	5,728,422
1,410,493	Frontier Communications Corp.	9,591,352
182,422	Verizon Communications	9,088,264
	TOTAL	49,648,462
	Utilities—1.9%
133,460	Ameren Corp.	5,337,065
357,648	National Grid PLC, ADR	26,730,612
850,946	Northland Power, Inc.	14,165,477
	TOTAL	46,233,154
	TOTAL COMMON STOCKS (IDENTIFIED COST $763,559,207)	849,345,519
	CORPORATE BONDS—2.4%
	Basic Industry - Metals & Mining—0.1%
2,000,000	Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	2,252,500
	Basic Industry - Paper—0.0%
140,000	Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	158,375
	Chemicals—0.1%
3,707,000	Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 06/30/2029	3,424,527

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—0.4%
$4,900,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	$5,300,697
4,000,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	4,651,316
		TOTAL	9,952,013
		Communications - Media & Entertainment—0.1%
1,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	1,136,091
		Communications - Telecom Wirelines—0.2%
4,175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	5,390,188
		Communications Equipment—0.1%
5,404,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	2,951,665
		Consumer Cyclical - Automotive—0.1%
2,500,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	2,629,658
		Consumer Non-Cyclical - Tobacco—0.2%
2,500,000		Altria Group, Inc., Sr. Unsecd. Note, 5.375%, 01/31/2044	2,790,150
1,750,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	2,219,530
		TOTAL	5,009,680
		Energy - Independent—0.1%
450,000		Petroleos Mexicanos, 6.500%, 06/02/2041	551,250
1,700,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.375%, 01/23/2045	2,061,250
		TOTAL	2,612,500
		Financial Institution - Banking—0.5%
450,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	531,592
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	3,775,377
1,750,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	1,725,607
1,450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	2,039,123
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 2.500%, 01/24/2019	1,113,803
950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,169,710
1,500,000		Morgan Stanley, Sub. Note, 4.100%, 05/22/2023	1,529,917
		TOTAL	11,885,129
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
1,005,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	1,128,576
600,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	646,580
		TOTAL	1,775,156
		Financial Institution - Finance Companies—0.0%
400,000		HSBC Finance Capital Trust, Note, 5.911%, 11/30/2035	415,500
		Financial Institution - Insurance - P&C—0.2%
2,700,000	[1,2]	Liberty Mutual Group, Inc., 4.85%, Series 144A, 8/01/2044	2,744,253
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	1,591,214
		TOTAL	4,335,467
		Marine—0.0%
871,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	873,322
		Utility - Electric—0.2%
1,800,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,899,450
1,900,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	2,231,392
		TOTAL	4,130,842
		TOTAL CORPORATE BONDS (IDENTIFIED COST $53,310,235)	58,932,613

Shares or Principal Amount			Value
		ASSET-BACKED SECURITY—0.0%
		Auto Receivables—0.0%
$400,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.27%, 01/15/2019 (IDENTIFIED COST $399,950)	$402,880
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Agency Commercial Mortgage-Backed Security—0.1%
2,025,000	[1,2]	FREMF Mortgage Trust 2013-K25, B, 3.742%, 11/25/2045 (IDENTIFIED COST $2,046,664)	2,018,941
		PREFERRED STOCKS—13.9%
		Consumer Discretionary—1.6%
510,000	[3]	ANF, Issued by Credit Suisse AG, ELN, 0.00%, 2/4/2015	20,749,350
1,600,000	[1,2]	SPLS, Issued by JPMorgan Chase & Co., ELN, 14.00%, 1/27/2015	18,384,000
		TOTAL	39,133,350
		Consumer Staples—0.8%
221,210	[3]	Post Holdings, Inc., Conv. Pfd., 5.25%, 6/1/2017	18,802,850
		Energy—0.8%
395,000	[1,2,3]	VLO, Issued by JP Morgan Chase & Co., ELN, 0.00%, 2/6/2015	20,875,750
		Financials—1.3%
2,750		Bank of America Corp., Series L, Pfd., 7.25%, 12/31/2049, Annual Dividend $72.50	3,220,250
266,565		Metlife, Inc., Conv. Pfd., 5.00%, 10/8/2014, Annual Dividend $1.25	8,362,144
44,100		New York Community Cap Trust V, Conv. Pfd., 6.00%, 11/1/2051, Annual Dividend $3.00	2,175,674
9,350		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	11,369,319
115,215	[3]	Weyerhaeuser Co., Conv. Pfd., Series A, 6.375%, 7/1/2016, Annual Dividend $3.19	6,654,818
		TOTAL	31,782,205
		Health Care—1.3%
96,000	[1,2,3]	ALXN, Issued by Bank of America Corp., ELN, 0.00%, 11/21/2014	16,015,200
234,619	[3]	GILD, Issued By Barclays Bank PLC, ELN, 10.00%, 12/26/2014	17,517,828
		TOTAL	33,533,028
		Industrials—2.8%
111,550		Continental Finance Trust, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	5,676,701
395,000	[1,2,3]	DAL, Issued By JPMorgan Chase & Co., ELN, 13.65%, 11/25/2014	15,408,950
196,029		Stanley Black & Decker I, Conv. Pfd., 6.25%, 11/17/2016, Annual Dividend $6.25	22,778,570
411,235		United Technologies Corp, Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $3.75	24,698,774
		TOTAL	68,562,995
		Information Technology—2.0%
22,879		AAPL, Issued by Barclays Bank PLC, ELN, 9.18%, 11/25/2014	13,720,193
551,000	[1,2,3]	MU, Issued by Bank of America Corp., ELN, 0.00%, 11/21/2014	16,133,280
213,000	[3]	SNDK, Issued by Credit Suisse AG, ELN, 0.00%, 1/30/2015	20,378,775
		TOTAL	50,232,248
		Materials—0.7%
728,395		ArcelorMittal, Conv. Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $1.50	16,337,900
		Utilities—2.6%
207,840		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	10,595,683
399,912		Dominion Resources, Inc., Conv. Pfd., Series A, 6.375%, 7/1/2017	20,327,527
418,788		Exelon Corp., Conv. Pfd., 6.50%, 6/1/2017, Annual Dividend $2.67	21,148,794
96,081	[3]	Laclede Group, Inc./The, Conv. Pfd., 6.75%, 4/1/2017	5,300,789
135,000		NextEra Energy, Inc., Conv. Pfd., 5.889%, 9/1/2015, Annual Dividend $2.94	8,421,300
		TOTAL	65,794,093
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $334,988,189)	345,054,419
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
1,500,000		Citigroup Commercial Mortgage Trust 2012-GC8 A4, 3.024%, 9/10/2045	1,510,218

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$2,000,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	$1,992,350
830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	871,414
1,315,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	1,407,203
100,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	109,198
2,050,000	[1,2]	Commercial Mortgage Trust 2013-CR8 B, 4.102%, 6/10/2046	2,084,569
1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	1,249,943
1,415,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	1,529,225
950,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.293%, 12/12/2049	1,057,611
1,100,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	1,106,976
875,000		WF-RBS Commercial Mortgage Trust 2012-C6 A4, 3.44%, 4/15/2045	911,116
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,694,256)	13,829,823
		U.S. TREASURY—0.1%
1,850,503	[4]	U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021 (IDENTIFIED COST $2,028,160)	1,932,705
		INVESTMENT COMPANIES—48.1%[5]
12,292,397		Emerging Markets Fixed Income Core Fund	442,018,415
7,899,537		Federated Mortgage Core Portfolio	78,284,411
76,054,135	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	76,054,135
89,159,186		High Yield Bond Portfolio	594,691,768
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,174,425,168)	1,191,048,729
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $2,344,451,829)[7]	2,462,565,629
		OTHER ASSETS AND LIABILITIES - NET—0.5%[8]	13,289,419
		TOTAL NET ASSETS—100%	$2,475,855,048
At August 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3]United States Long Bonds Short Futures	67	$9,386,281	December 2014	$(73,432)
[3]United States Treasury Notes 5-Year Short Futures	195	$23,173,008	December 2014	$(69,001)
[3]United States Treasury Notes 10-Year Short Futures	430	$54,085,938	December 2014	$(226,046)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(368,479)
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,363,281 and $86,851,620, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Sold
9/2/2014	32,085 Canadian Dollar	$29,517	$8
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
The average market value of purchased put option contracts held by the Fund throughout the period was $7,010. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these restricted securities amounted to $102,555,225, which represented 4.1% of total net assets.

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2014, these liquid restricted securities amounted to $102,555,225, which represented 4.1% of total net assets.
3	Non-income-producing security.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	At August 31, 2014, the cost of investments for federal tax purposes was $2,344,543,760. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $118,021,869. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $128,985,184 and net unrealized depreciation from investments for those securities having an excess of cost overvalue of $10,963,315.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Investment Companies	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$454,467,335	$—	$—	$454,467,335
International	394,878,184	—	—	394,878,184
Preferred Stocks
Domestic	163,856,492	164,860,027	—	328,716,519
International	16,337,900	—	—	16,337,900
Debt Securities:
Corporate Bonds	—	58,932,613	—	58,932,613
Asset-Backed Security	—	402,880	—	402,880
Commercial Mortgage Backed-Security	—	2,018,941	—	2,018,941
Collateralized Mortgage Obligations	—	13,829,823	—	13,829,823
U.S. Treasury	—	1,932,705	—	1,932,705
Investment Companies[1]	1,191,048,729	—	—	1,191,048,729
TOTAL SECURITIES	$2,220,588,640	$241,976,989	$—	$2,462,565,629
OTHER FINANCIAL INSTRUMENTS[2]	$(368,471)	$—	$—	$(368,471)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ELN	—Equity-Linked Notes
MTN	—Medium Term Note
7
Federated Unconstrained Bond Fund
Portfolio of Investments
August 31, 2014 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—22.3%
		Banks—10.6%
$100,000		Bankia SAU, Sr. Unsecd. Note, Series BSKT, 0.00%, 4/30/2015	$127,467
100,000		Bankia SAU, Sr. Unsecd. Note, Series BSKT, 0.00%, 4/30/2015	128,321
527,000		BBVA Paraguay SA, Series REGS, 9.75%, 2/11/2016	570,477
359,000	[1,2]	Financiera Independencia S.A.B. de C.V, Series 144A, 7.50%, 6/3/2019	367,078
200,000	[1,2]	Finansbank AS, Series 144A, 6.25%, 4/30/2019	210,600
500,000		Finansbank AS, Series REGS, 5.50%, 5/11/2016	520,250
		TOTAL	1,924,193
		Food & Beverage—5.9%
500,000		Cosan Overseas Ltd., 8.25%, 11/29/2049	521,250
570,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	554,439
		TOTAL	1,075,689
		Metals & Mining—5.8%
200,000		AngloGold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	225,250
600,000		Cemex S.A. de C.V., Series REGS, 5.234%, 9/30/2015	620,640
200,000	[1,2]	Tupy SA, Series 144A, 6.625%, 7/17/2024	208,100
		TOTAL	1,053,990
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,010,854)	4,053,872
		FOREIGN GOVERNMENTS / AGENCIES—3.4%
		Sovereign—3.4%
200,000		Ecuador, Government of, 9.375%, 12/15/2015	213,500
200,000	[1,2]	Republic of Ivory Coast, Series 144A, 5.375%, 7/23/2024	197,000
200,000	[1,2]	Senegal, Government of, Unsecd. Note, Series 144A, 6.25%, 7/30/2024	206,750
		TOTAL	617,250
		TOTAL FOREIGN GOVERNMENTS / AGENCIES (IDENTIFIED COST $608,416)	617,250
		COMMON STOCK—1.0%
		Materials—1.0%
18,598	[3]	Cemex Latam Hldgs SA (IDENTIFIED COST $185,307)	183,973
		PURCHASED PUT OPTION—0.1%
1,400,000		Morgan Stanley EUR Put/USD Call, Strike Price $1.29, Expiration Date 11/26/2014 (IDENTIFIED COST $8,717)	9,408
		INVESTMENT COMPANIES—73.0%[4]
11,015,912	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	11,015,912
233,218		Federated Project and Trade Finance Core Fund	2,241,224
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $13,304,641)	13,257,136
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $18,117,935)[6]	18,121,639
		OTHER ASSETS AND LIABILITIES - NET—0.2%[7]	42,871
		TOTAL NET ASSETS—100%	$18,164,510
1

At August 31, 2014, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3]United States Treasury Bonds, Long Term Short Futures	10	$1,400,938	December 2014	$(10,960)
[3]United States Treasury Notes, 10-Year Short Futures	89	$11,194,531	December 2014	$(46,778)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(57,738)
The average notional value of short futures contracts held by the Fund throughout the period was $11,424,040. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2014, the Fund had the following outstanding written option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
Morgan Stanley EUR Call/USD Put (Premiums Received $8,717)	November 2014	$1.340	1,400,000	$(7,843)
The average value of written options and purchased options held by the Fund throughout the period was a net payable of $1,430 and a net receivable of $18,144. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/2/2014	400,000 AUD	38,075,600 JPY	$258
9/2/2014	200,000 CAD	1,151,530 NOK	$787
9/2/2014	460,000 EUR	62,853,940 JPY	$(11,105)
9/2/2014	350,000 EUR	$467,792	$(7,907)
9/2/2014	330,000 EUR	$441,913	$(8,308)
9/2/2014	320,000 EUR	$428,562	$(8,095)
9/2/2014	450,000 GBP	893,696 NZD	$966
9/2/2014	450,000 GBP	889,361 NZD	$1,343
9/2/2014	222,000 GBP	2,546,240 SEK	$663
9/2/2014	2,735,000 GBP	$4,574,616	$(34,142)
9/2/2014	460,000 GBP	$772,041	$(8,378)
9/2/2014	38,185,600 JPY	400,000 AUD	$(5,288)
9/2/2014	63,351,616 JPY	460,000 EUR	$(8,733)
9/2/2014	1,149,268 NOK	200,000 CAD	$2,092
9/2/2014	8,111,220 NOK	$1,300,000	$8,694
9/2/2014	3,076,750 NOK	$500,000	$(3,586)
9/2/2014	800,000 NZD	$676,256	$(7,097)
9/2/2014	2,554,110 SEK	222,000 GBP	$(1,890)
9/2/2014	965,232 SGD	$772,000	$773
9/2/2014	3,188,896 TRY	$1,485,003	$(9,687)
9/2/2014	1,369,779 TRY	$636,248	$(2,531)
9/2/2014	1,366,979 TRY	$636,248	$(3,827)
9/25/2014	435,000 NZD	$361,994	$989
10/24/2014	222,000 GBP	2,553,522 SEK	$1,259
10/24/2014	222,000 GBP	$368,158	$234
Contracts Sold:
9/2/2014	400,000 AUD	38,185,600 JPY	$(1,282)
9/2/2014	200,000 CAD	1,149,268 NOK	$(606)
9/2/2014	1,000,000 EUR	$ 1,339,080	$25,123
9/2/2014	460,000 EUR	63,351,616 JPY	$13,199
9/2/2014	2,735,000 GBP	$ 4,565,659	$25,184
9/2/2014	460,000 GBP	$ 770,293	$6,630
9/2/2014	222,000 GBP	2,554,110 SEK	$(1,226)
2

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
9/2/2014	38,075,600 JPY	400,000 AUD	$7,369
9/2/2014	62,853,940 JPY	460,000 EUR	$11,422
9/2/2014	1,151,530 NOK	200,000 CAD	$(2,637)
9/2/2014	3,095,845 NOK	$ 500,000	$505
9/2/2014	2,894,200 NOK	$ 468,000	$1,039
9/2/2014	2,656,843 NOK	$ 429,000	$335
9/2/2014	2,493,411 NOK	$ 403,000	$704
9/2/2014	600,000 NZD	$ 506,466	$4,597
9/2/2014	200,000 NZD	$ 168,413	$1,123
9/2/2014	893,696 NZD	450,000 GBP	$(1,435)
9/2/2014	889,361 NZD	450,000 GBP	$1,813
9/2/2014	2,546,240 SEK	222,000 GBP	$3,580
9/2/2014	965,915 SGD	$ 772,000	$(1,320)
9/2/2014	5,916,216 TRY	$ 2,757,500	$20,412
9/25/2014	435,000 NZD	$ 364,208	$1,225
10/24/2014	280,000 EUR	$ 368,726	$695
10/24/2014	2,553,522 SEK	222,000 GBP	$1,833
11/7/2014	190,000 EUR	$ 254,458	$4,695
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$20,461
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $132,133 and $134,416, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Future Contracts, Written Option Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities - Net”.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these liquid restricted securities amounted to $1,743,967, which represented 9.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2014, these liquid restricted securities amounted to $1,743,967, which represented 9.6% of total net assets.
3	Non-income-producing security.
4	Affiliated holdings.
5	7-day net yield.
6	At August 31, 2014, the cost of investments for federal tax purposes was $18,117,931. The unrealized depreciation for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, (b) outstanding foreign currency commitments; (c) futures contracts; and (d) written option contracts was $3,708. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $79,074 and net unrealized depreciation from investments for those securities having an excess of cost over value of $75,366.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stock	$183,973	$—	$—	$183,973
Debt Securities:
Corporate Bonds	—	4,053,872	—	4,053,872
Government/Agencies	—	617,250	—	617,250
Purchased Put Option	9,408			9,408
Investment Companies[1]	11,015,912	2,241,224	—	13,257,136
TOTAL SECURITIES	$11,209,293	$6,912,346	$—	$18,121,639
OTHER FINANCIAL INSTRUMENTS*	$(55,061)	$9,941	—	$(45,120)
1	Federated Project and Trade Finance Core Fund is an affiliated holding offered only to registered investments companies and other accredited investors. The Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing NAV of the Fund up to twenty-four hours after receipt of a shareholder redemption request.
*	Other financial instruments include futures contracts, written option contracts and forward exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
USD	—United States Dollar
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014